Investor A Institutional [Member] Investment Objectives and Goals - Investor A Institutional [Member] - iShares U.S. Aggregate Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares U.S. Aggregate Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the iShares U.S. Aggregate Bond Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg U.S. Aggregate Index” or the “Underlying Index”).